Business Combinations - 2021 Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchase considerations
Cash transferred upon closing	$ 0	$ 5	$ 3,215
Assumed capital lease liabilities	$ 0	$ 0	1,097
2021 Business Acquisitions
Purchase considerations
Cash transferred upon closing			3,215
Assumed capital lease liabilities			1,097
Total consideration transferred			4,312
Net assets acquired
Inventories			2,211
Other assets			180
Property and equipment			1,371
Total net assets acquired			3,762
Amount assigned to goodwill			$ 550